SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2018 CAD ($)
Statement [Line Items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares	10.00%
Subsequent event [Member]
Statement [Line Items]
Number of share options exercised in share-based payment arrangement	400,000
Proceeds from exercise of options	$ 25,000